YieldMax Semiconductor Portfolio Option Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 102.5%	Shares	Value
Software & Tech Services - 2.6%
Synopsys, Inc.(a)	33,700	$16,263,620

Tech Hardware & Semiconductors - 99.9%(b)
ACM Research, Inc. - Class A(a)	315,504	16,308,402
Advanced Micro Devices, Inc.(a)	78,056	27,670,071
Analog Devices, Inc.	54,973	22,113,439
Applied Materials, Inc.	51,652	20,376,197
Arm Holdings PLC, ADR(a)	141,562	29,773,320
ASE Technology Holding Co. Ltd., ADR	746,609	23,450,989
ASML Holding NV	17,606	25,334,858
Broadcom, Inc.	105,009	43,833,907
Intel Corp.(a)	348,304	32,907,762
KLA Corp.	14,055	24,601,169
Lam Research Corp.	123,495	31,844,421
Lattice Semiconductor Corp.(a)	149,906	18,330,506
Marvell Technology, Inc.	224,004	36,994,260
Microchip Technology, Inc.	222,035	20,629,272
Micron Technology, Inc.	47,395	24,510,798
Monolithic Power Systems, Inc.	14,668	23,680,166
NVIDIA Corp.	212,474	42,403,436
NXP Semiconductors NV	78,581	23,070,596
ON Semiconductor Corp.(a)	150,884	15,210,616
QUALCOMM, Inc.	113,458	20,374,788
STMicroelectronics NV	423,825	23,369,710
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,478	22,764,737
Teradyne, Inc.	48,045	16,502,016
Texas Instruments, Inc.	76,893	21,613,084
United Microelectronics Corp., ADR	1,473,181	19,239,744
		626,908,264

TOTAL COMMON STOCKS (Cost $481,738,437)		643,171,884

PURCHASED OPTIONS - 4.6%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 4.6%
ACM Research, Inc., Expiration: 5/8/2026; Exercise Price: $56.00	$139,563	27	$5,197
ACM Research, Inc., Expiration: 5/8/2026; Exercise Price: $52.00	16,168,632	3,128	1,047,880
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $317.50	26,657,648	752	2,810,600
Advanced Micro Devices, Inc., Expiration: 5/8/2026; Exercise Price: $362.50	27,650,220	780	1,144,650
Analog Devices, Inc., Expiration: 5/1/2026; Exercise Price: $415.00	22,084,074	549	43,920
Applied Materials, Inc., Expiration: 5/8/2026; Exercise Price: $415.00	157,796	4	2,170
Applied Materials, Inc., Expiration: 5/8/2026; Exercise Price: $397.50	20,197,888	512	647,680
Arm Holdings PLC, Expiration: 5/1/2026; Exercise Price: $225.00	29,760,280	1,415	60,137
ASE Technology Holding Co. Ltd., Expiration: 5/15/2026; Exercise Price: $35.00	2,355,750	750	41,250
ASML Holding NV, Expiration: 5/8/2026; Exercise Price: $1,510.00	287,798	2	3,090
ASML Holding NV, Expiration: 5/8/2026; Exercise Price: $1,450.00	25,038,426	174	624,660
Broadcom, Inc., Expiration: 5/1/2026; Exercise Price: $437.50	43,830,150	1,050	20,475
Intel Corp., Expiration: 5/1/2026; Exercise Price: $89.00	32,633,392	3,454	2,011,955
Intel Corp., Expiration: 5/8/2026; Exercise Price: $100.00	32,907,384	3,483	881,199
KLA Corp., Expiration: 5/15/2026; Exercise Price: $2,000.00	24,504,900	140	129,500
Lam Research Corp., Expiration: 5/1/2026; Exercise Price: $270.00	31,819,924	1,234	49,977
Lattice Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $130.00	18,329,772	1,499	981,845
Marvell Technology, Inc., Expiration: 5/1/2026; Exercise Price: $172.50	36,993,600	2,240	122,080
Microchip Technology, Inc., Expiration: 5/1/2026; Exercise Price: $94.00	288,021	31	2,248
Microchip Technology, Inc., Expiration: 5/1/2026; Exercise Price: $87.00	20,161,470	2,170	1,236,900
Microchip Technology, Inc., Expiration: 5/8/2026; Exercise Price: $98.00	20,337,999	2,189	580,085
Micron Technology, Inc., Expiration: 5/1/2026; Exercise Price: $550.00	362,012	7	872
Micron Technology, Inc., Expiration: 5/1/2026; Exercise Price: $525.00	24,099,656	466	313,385
Monolithic Power Systems, Inc., Expiration: 5/15/2026; Exercise Price: $1,740.00	2,260,174	14	73,920
Monolithic Power Systems, Inc., Expiration: 5/15/2026; Exercise Price: $1,500.00	21,310,212	132	2,237,400
NVIDIA Corp., Expiration: 5/8/2026; Exercise Price: $207.50	42,388,668	2,124	375,948
NXP Semiconductors NV, Expiration: 5/15/2026; Exercise Price: $310.00	23,046,815	785	372,875
NXP Semiconductors NV, Expiration: 5/15/2026; Exercise Price: $250.00	21,578,865	735	3,292,800
ON Semiconductor Corp., Expiration: 5/8/2026; Exercise Price: $108.00	15,202,148	1,508	464,464
QUALCOMM, Inc., Expiration: 5/8/2026; Exercise Price: $187.50	20,382,330	1,135	329,150
QUALCOMM, Inc., Expiration: 5/8/2026; Exercise Price: $162.50	20,220,708	1,126	1,998,650
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $58.00	23,368,332	4,238	688,675
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $46.00	21,383,292	3,878	3,567,760
Synopsys, Inc., Expiration: 5/8/2026; Exercise Price: $502.50	16,263,620	337	200,515
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026; Exercise Price: $412.50	22,733,844	574	264,040
Teradyne, Inc., Expiration: 5/8/2026; Exercise Price: $370.00	16,486,560	480	240,000
Texas Instruments, Inc., Expiration: 5/1/2026; Exercise Price: $287.50	21,586,944	768	40,320
United Microelectronics Corp., Expiration: 5/15/2026; Exercise Price: $14.00	1,103,570	845	29,575
United Microelectronics Corp., Expiration: 5/15/2026; Exercise Price: $12.00	18,135,116	13,886	1,839,895
Total Call Options			28,777,742

TOTAL PURCHASED OPTIONS (Cost $14,444,307)			28,777,742

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)	565,512	$565,512

TOTAL SHORT-TERM INVESTMENTS (Cost $565,512)		565,512

TOTAL INVESTMENTS - 107.2% (Cost $496,748,256)		$672,515,138
Liabilities in Excess of Other Assets - (7.2)%		(45,040,548)
TOTAL NET ASSETS - 100.0%		$627,474,590

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax Semiconductor Portfolio Option Income ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (7.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (7.5)%
ACM Research, Inc., Expiration: 5/8/2026; Exercise Price: $54.00	$(139,563)	(27)	$(7,290)
ACM Research, Inc., Expiration: 5/8/2026; Exercise Price: $50.00	(16,168,632)	(3,128)	(1,345,040)
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $310.00	(26,657,648)	(752)	(3,327,600)
Advanced Micro Devices, Inc., Expiration: 5/8/2026; Exercise Price: $352.50	(27,650,220)	(780)	(1,483,950)
Analog Devices, Inc., Expiration: 5/1/2026; Exercise Price: $405.00	(22,084,074)	(549)	(127,642)
Applied Materials, Inc., Expiration: 5/8/2026; Exercise Price: $405.00	(157,796)	(4)	(3,650)
Applied Materials, Inc., Expiration: 5/8/2026; Exercise Price: $387.50	(20,197,888)	(512)	(869,120)
Arm Holdings PLC, Expiration: 5/1/2026; Exercise Price: $217.50	(29,760,280)	(1,415)	(190,317)
ASE Technology Holding Co. Ltd., Expiration: 5/15/2026; Exercise Price: $30.00	(23,450,706)	(7,466)	(1,791,840)
ASML Holding NV, Expiration: 5/8/2026; Exercise Price: $1,470.00	(287,798)	(2)	(5,630)
ASML Holding NV, Expiration: 5/8/2026; Exercise Price: $1,410.00	(25,038,426)	(174)	(1,026,600)
Broadcom, Inc., Expiration: 5/1/2026; Exercise Price: $427.50	(43,830,150)	(1,050)	(102,375)
Intel Corp., Expiration: 5/1/2026; Exercise Price: $86.00	(32,633,392)	(3,454)	(2,987,710)
Intel Corp., Expiration: 5/8/2026; Exercise Price: $97.00	(32,907,384)	(3,483)	(1,219,050)
KLA Corp., Expiration: 5/15/2026; Exercise Price: $1,800.00	(24,504,900)	(140)	(718,200)
Lam Research Corp., Expiration: 5/1/2026; Exercise Price: $262.50	(31,819,924)	(1,234)	(236,311)
Lattice Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $115.00	(18,329,772)	(1,499)	(2,001,165)
Marvell Technology, Inc., Expiration: 5/1/2026; Exercise Price: $167.50	(36,993,600)	(2,240)	(381,920)
Microchip Technology, Inc., Expiration: 5/1/2026; Exercise Price: $92.00	(288,021)	(31)	(4,728)
Microchip Technology, Inc., Expiration: 5/1/2026; Exercise Price: $84.00	(20,161,470)	(2,170)	(1,887,900)
Microchip Technology, Inc., Expiration: 5/8/2026; Exercise Price: $95.00	(20,337,999)	(2,189)	(809,930)
Micron Technology, Inc., Expiration: 5/1/2026; Exercise Price: $540.00	(362,012)	(7)	(1,799)
Micron Technology, Inc., Expiration: 5/1/2026; Exercise Price: $505.00	(24,099,656)	(466)	(816,665)
Monolithic Power Systems, Inc., Expiration: 5/15/2026; Exercise Price: $1,580.00	(2,260,174)	(14)	(169,400)
Monolithic Power Systems, Inc., Expiration: 5/15/2026; Exercise Price: $1,360.00	(21,310,212)	(132)	(3,668,940)
NVIDIA Corp., Expiration: 5/8/2026; Exercise Price: $202.50	(42,388,668)	(2,124)	(711,540)
NXP Semiconductors NV, Expiration: 5/15/2026; Exercise Price: $290.00	(23,046,815)	(785)	(996,950)
NXP Semiconductors NV, Expiration: 5/15/2026; Exercise Price: $220.00	(21,578,865)	(735)	(5,450,025)
ON Semiconductor Corp., Expiration: 5/8/2026; Exercise Price: $105.00	(15,202,148)	(1,508)	(610,740)
QUALCOMM, Inc., Expiration: 5/8/2026; Exercise Price: $182.50	(20,382,330)	(1,135)	(513,588)
QUALCOMM, Inc., Expiration: 5/8/2026; Exercise Price: $157.50	(20,202,750)	(1,125)	(2,505,938)
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $55.50	(23,368,332)	(4,238)	(1,101,880)
STMicroelectronics NV, Expiration: 5/15/2026; Exercise Price: $41.00	(21,383,292)	(3,878)	(5,467,980)
Synopsys, Inc., Expiration: 5/8/2026; Exercise Price: $492.50	(16,263,620)	(337)	(360,590)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026; Exercise Price: $402.50	(22,733,844)	(574)	(427,630)
Teradyne, Inc., Expiration: 5/8/2026; Exercise Price: $360.00	(16,486,560)	(480)	(362,400)
Texas Instruments, Inc., Expiration: 5/1/2026; Exercise Price: $280.00	(21,586,944)	(768)	(248,064)
United Microelectronics Corp., Expiration: 5/15/2026; Exercise Price: $13.00	(1,103,570)	(845)	(59,150)
United Microelectronics Corp., Expiration: 5/15/2026; Exercise Price: $11.00	(18,135,116)	(13,886)	(3,054,920)
Total Call Options			(47,056,167)

TOTAL WRITTEN OPTIONS (Premiums received $24,901,799)			$(47,056,167)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.